CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 30, 2020
Current assets
Cash	$ 0	$ 8,390		$ 792,416
Prepaid expenses	109,792	113,140		343,839
Total Current Assets	109,792	121,530		1,136,255
Cash and marketable securities held in Trust Account	82,578,288	230,158,259		230,091,362
TOTAL ASSETS	82,688,080	230,279,789		231,227,617
Current liabilities
Accounts payable and accrued expenses	6,749,525	6,260,642		859,811
Promissory note - related party	829,294	527,756
Total current liabilities	8,407,693	6,788,398		859,811
Warrant liability	12,693,389	12,766,082		25,489,000
Deferred underwriting fee payable	8,050,000	8,050,000		8,050,000
TOTAL LIABILITIES	29,151,082	27,604,480		34,398,811
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 8,202,277 and 23,000,000 shares issued and outstanding at redemption value of $10.06 and $10.00 per share at March 31, 2022 and December 31, 2021, respectively	82,412,315	230,000,000		230,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(28,875,892)	(27,325,266)		(33,171,769)
Total Shareholders' Deficit	(28,875,317)	(27,324,691)	$ (44,695,623)	(33,171,194)	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	82,688,080	230,279,789		231,227,617
Class B common stock
Shareholders' Deficit
Ordinary shares	$ 575	$ 575		$ 575